Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2022
Employee Benefits [Abstract]
Disclosure of Permanent Employees and Aggregate Earnings of Employees

	2022	2021
Number of permanent employees as at 30 June:
South African operations	35 989	36 860
International operations[1]	1 620	1 599
Total number of permanent employees	37 609	38 459

	SA Rand
Figures in million	2022	2021
Aggregate earnings
The aggregate earnings of employees including executive directors were:
Salaries and wages and other benefits (excluding share-based payments)	15 485	14 079
Retirement benefit costs	1 125	929
Medical aid contributions	363	316
Total aggregated earnings[2]	16 973	15 324
[1]The Wafi-Golpu joint operation's employees included in the total is 56 (2021: 59).
[2]These amounts have been included in cost of sales, corporate expenditure and capital expenditure.